Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 9,819	$ 8,898	$ 8,771	$ 10,859	$ 11,130	$ 10,844	$ 9,887	$ 10,103	$ 9,685	$ 9,378	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 9,635	8,731	8,606	10,726	11,079	10,875	9,995	10,292	9,932	9,696	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 9,983	9,068	8,960	11,110	11,425	11,159	10,200	10,449	10,034	9,744	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 10,585	9,557	9,386	11,570	11,821	11,487	10,437	10,626	10,149	9,806	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,665	9,618	9,436	11,632	11,875	11,524	10,463	10,645	10,155	9,803	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 10,487	9,481	9,322	11,505	11,763	11,439	10,403	10,605	10,130	9,794	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,235	9,693	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,235	9,693	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,235	9,693	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,235	9,693	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	9,339	9,181	11,590	11,736	11,110	10,143	10,355	10,235	9,693	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	$ 9,339	$ 9,181	$ 11,590	$ 11,736	$ 11,110	$ 10,143	$ 10,355	$ 10,235	$ 9,693	$ 10,000